Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Costs - Footnotes (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Provision	[1]		$ 178	$ 1,156	$ 811
Intangible asset impairments			337	869	323
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Provision			51	189	164
Worldwide Research and Development and Global Product Development [Member] | Segment Reconciling Items [Member]
Restructuring Cost and Reserve [Line Items]
Provision			80	169	80
Manufacturing Operations [Member] | Segment Reconciling Items [Member]
Restructuring Cost and Reserve [Line Items]
Provision			115	368	80
Innovative Health Segment [Member] | Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Provision			(64)	272	85
Intangible asset impairments				29
Essential Health Segment [Member] | Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Provision			(4)	158	402
Intangible asset impairments				840	294
Venezuela [Member]
Restructuring Cost and Reserve [Line Items]
Provision					$ 39
Reduction in labor force, percentage		36.00%			36.00%
Hospira [Member]
Restructuring Cost and Reserve [Line Items]
Write off of prepaid amounts					$ 25
Payments for the return of acquired rights					20
Hospira [Member] | In Process Research and Development [Member]
Restructuring Cost and Reserve [Line Items]
Intangible asset impairments					170
Return of Acquired Rights [Member] | Hospira [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges incurred					215
Pension Plan [Member] | United States [Member]
Restructuring Cost and Reserve [Line Items]
Gain related to settlement	[2]		(75)	$ (90)	$ (556)
Pension Plan [Member] | Qualified Plan [Member] | United States [Member] | Hospira [Member]
Restructuring Cost and Reserve [Line Items]
Gain related to settlement			$ 12

[1]	In 2017, restructuring charges are primarily associated with our acquisitions of Hospira and Medivation, as well as cost-reduction and productivity initiatives not associated with acquisitions. In 2016, restructuring charges are largely associated with cost-reduction and productivity initiatives not associated with acquisitions, as well as our acquisitions of Hospira and Medivation. In 2015, restructuring charges are largely associated with.cost-reduction and productivity initiatives not associated with acquisitions. In 2017, Employee terminations primarily include revisions of our estimates of severance benefits. Employee termination costs are generally recorded when the actions are probable and estimable and include accrued severance benefits, pension and postretirement benefits, many of which may be paid out during periods after termination.The restructuring activities in 2017 are associated with the following:•IH ($64 million income); EH ($4 million income); WRD/GPD ($80 million); manufacturing operations ($115 million); and Corporate ($51 million).The restructuring activities in 2016 are associated with the following:•IH ($272 million); EH ($158 million); WRD/GPD ($169 million); manufacturing operations ($368 million); and Corporate ($189 million), The restructuring activities in 2015, which include a $39 million charge related to a 36% reduction in our labor force in Venezuela, are associated with the following:•IH ($85 million); EH ($402 million); WRD/GPD ($80 million); manufacturing operations ($80 million); and Corporate ($164 million). In September 2015, in order to eliminate certain redundancies in Pfizer’s biosimilar drug products pipeline created as a result of the acquisition of Hospira, Pfizer opted to return rights to Celltrion that Hospira had previously acquired to potential biosimilars to Rituxan® (rituximab) and Herceptin® (trastuzumab). As such, upon return of the acquired rights, in 2015, we incurred charges of $215 million, which are comprised of (i) a write-off of the applicable IPR&D assets, totaling $170 million, which is included in Asset impairments; (ii) a write-off of amounts prepaid to Celltrion in the amount of $25 million, which is included in Asset impairments; and (iii) a payment to Celltrion of $20 million, which is included in Exit costs.
[2]	In April 2017, we settled the remaining obligation associated with the Hospira U.S. qualified defined benefit pension plan. We purchased a group annuity contract on behalf of the remaining plan participants with a third-party insurance provider. As a result, we were relieved of the $156 million net pension benefit obligation and recorded a pretax settlement gain of $41 million, partially offset by the recognition of actuarial losses and prior service costs upon plan settlement of approximately $30 million in Restructuring charges and certain acquisition-related costs during the second quarter of 2017 (see Note 3). In 2015, the net periodic benefit costs included settlement losses primarily related to participants accepting the lump-sum option made in an offer to certain plan participants to elect a lump-sum payment to settle Pfizer’s pension obligation with those participants, or to elect an early annuity.